DISPOSAL OF SUBSIDIARIES - Carrying amount of major classes of assets and liabilities of disposal subsidiaries - Kaixin Daman (Details) - Disposal Group - USD ($) $ in Thousands	1 Months Ended
	Jul. 31, 2024	Dec. 31, 2024
Kaixin Daman
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration	$ 16
Non-controlling interest	3,330
Additional paid-in capital	12,187
Cash	24
Prepayment for vehicle purchase and other current assets, net	39
Due from related parties	1,415
Goodwill	38,201
Accounts payable	(92)
Income tax payable	(684)
Due to related parties	(802)
Accrual expenses and other current liabilities	(675)
Foreign exchange adjustment	1,006
Net assets	38,432
Loss on disposal of subsidiaries	$ 22,899
Kaixin Manman
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration		$ 16
Wuhan Jieying, Chongqing Jieying and Morning Star
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration		$ 0